Intangible assets (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Intangible Assets

	Note	Software (internal use)
		(Thousands of yen)
COSTS
As of December 31, 2016		109,281
Additions		31,956
Disposals		(22,780)
Exchange differences		—

As of December 31, 2017		118,457
Additions		36,183
Disposals		(7,051)
Reclassification		12,021
Exchange differences		(223)

As of December 31, 2018		159,387

ACCUMULATED AMORTIZATION AND IMPAIRMENT
As of December 31, 2016		57,549
Amortization charge		19,317
Disposals		(22,058)
Exchange differences		3

As of December 31, 2017		54,811
Amortization charge		33,793
Disposals		(7,051)
Impairment losses	(i)	37,572
Exchange differences		265

As of December 31, 2018		119,390

CARRYING AMOUNTS
As of December 31, 2016		51,733

As of December 31, 2017		63,646

As of December 31, 2018		39,997

(i)

The Group recognized impairment losses of ¥37,572 thousand on software for the year ended December 31, 2018. The impairment losses were recognized due to the probable closure of seven out of 11 Ikinari! Steak™ restaurants in the United States and the decline in the expected profitability of the other four Ikinari! Steak restaurants in the United States. The impairment losses are included in “Other operating expenses”.